Note 17	6 Months Ended
Apr. 30, 2012
Segment Reporting Disclosure [Text Block]
17.  Our operating segments are components of our business for which discrete financial information is available and reviewed regularly by the chief operating decision-maker, our Chief Executive Officer, to evaluate performance and make operating decisions.  Based on this criteria, each of our communities qualifies as an operating segment, and therefore, it is impractical to provide segment disclosures for this many segments.  As such, we have aggregated the homebuilding operating segments into six reportable segments.

Our homebuilding operating segments are aggregated into reportable segments based primarily upon geographic proximity, similar regulatory environments, land acquisition characteristics and similar methods used to construct and sell homes.  The Company’s reportable segments consist of the following six homebuilding segments and a financial services segment:

Homebuilding:

 (1) Northeast (New Jersey and Pennsylvania)

 (2) Mid-Atlantic (Delaware, Maryland, Virginia, West Virginia, and Washington D.C.)

 (3) Midwest (Illinois, Minnesota, and Ohio)

 (4) Southeast (Florida, Georgia, North Carolina, and South Carolina)

 (5) Southwest (Arizona and Texas)

 (6) West (California)

Financial Services

Operations of the Company’s Homebuilding segments primarily include the sale and construction of single-family attached and detached homes, attached townhomes and condominiums, urban infill and active adult homes in planned residential developments.  In addition, from time to time, operations of the homebuilding segments include sales of land.  Operations of the Company’s Financial Services segment include mortgage banking and title services provided to the homebuilding operations’ customers.  We do not retain or service mortgages that we originate but rather sell the mortgages and related servicing rights to investors.

Corporate and unallocated primarily represents operations at our headquarters in Red Bank, New Jersey.  This includes our executive offices, information services, human resources, corporate accounting, training, treasury, process redesign, internal audit, construction services, and administration of insurance, quality, and safety.  It also includes interest income and interest expense resulting from interest incurred that cannot be capitalized in inventory in the Homebuilding segments, as well as the gains or losses on extinguishment of debt from debt repurchases.

  Evaluation of segment performance is based primarily on operating earnings from continuing operations before provision for income taxes (“Income (loss) before income taxes”).  Income (loss) before income taxes for the Homebuilding segments consists of revenues generated from the sales of homes and land, (loss) income from unconsolidated entities, management fees and other income, less the cost of homes and land sold, selling, general and administrative expenses, interest expense and non-controlling interest expense.  Income before income taxes for the Financial Services segment consists of revenues generated from mortgage financing, title insurance and closing services, less the cost of such services and certain selling, general and administrative expenses incurred by the Financial Services segment.

Operational results of each segment are not necessarily indicative of the results that would have occurred had the segment been an independent stand-alone entity during the periods presented.

Financial information relating to the Company’s segment operations was as follows:

	Three Months Ended April 30,		Six Months Ended April 30,
(In thousands)	2012	2011	2012	2011

Revenues:
Northeast	$51,775	$36,643	$93,307	$81,984
Mid-Atlantic	64,776	46,840	119,171	93,262
Midwest	23,631	17,484	41,829	31,574
Southeast	36,346	16,918	56,555	32,438
Southwest	114,716	99,248	206,540	190,641
West	42,011	32,724	78,763	65,473
Total homebuilding	333,255	249,857	596,165	495,372
Financial services	8,513	5,304	15,203	12,398
Corporate and unallocated	(70)	(64)	(71)	(106)
Total revenues	$341,698	$255,097	$611,297	$507,664

Income (loss) before income taxes:
Northeast	$(125)	$(20,086)	$(5,773)	$(34,724)
Mid-Atlantic	5,058	(5,830)	7,669	(8,989)
Midwest	(91)	(2,407)	(1,247)	(4,333)
Southeast	(3,876)	(3,660)	(6,733)	(6,680)
Southwest	8,235	6,469	12,785	11,872
West	(2,948)	(8,394)	(3,920)	(17,008)
Homebuilding income (loss) before income taxes	6,253	(33,908)	2,781	(59,862)
Financial services	3,150	127	4,663	1,751
Corporate and unallocated	(7,065)	(39,901)	(22,668)	(80,134)
Income (loss) before income taxes	$2,338	$(73,682)	$(15,224)	$(138,245)

(In thousands)	April 30, 2012	October 31, 2011

Assets:
Northeast	$377,177	$385,217
Mid-Atlantic	214,944	219,287
Midwest	67,774	59,105
Southeast	78,018	83,044
Southwest	193,336	188,321
West	153,454	168,590
Total homebuilding	1,084,703	1,103,564
Financial services	98,849	85,106
Corporate and unallocated	334,391	413,510
Total assets	$1,517,943	$1,602,180